Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ (9,512)	$ 3,746	$ 211,473	$ (235,546)	$ 10,815
Balance (in shares) at Dec. 31, 2013		25,612,550
Subscription of warrants	0
Issuance of ordinary shares on exercise of warrants	6,039	153	5,886
Issuance of ordinary shares on exercise of warrants (in shares)		923,750
Issuance of ordinary shares on Capital raise	112,764	2,099	110,665
Issuance of ordinary shares on Capital raise (in shares)		12,400,000
Stock-based compensation expense	1,653		1,653
Net loss	(57,757)			(57,757)
Other comprehensive income (loss)	(13,140)				(13,140)
Balance at Sep. 30, 2014	$ 40,048	$ 5,998	$ 329,677	$ (293,303)	$ (2,325)
Balance (in shares) at Sep. 30, 2014		38,936,300